Condensed Consolidated Statements of Changes in Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total Company's Shareholders' Equity	Ordinary Shares	Additional Paid-in Capital	Accumulated Losses	Accumulated Other Comprehensive Loss	Non-controlling Interests	Total
Balance at Dec. 31, 2018	$ 388,341	$ 66,658	$ 505,585	$ (183,659)	$ (243)	$ 23,243	$ 411,584
Balance (in shares) at Dec. 31, 2018		666,577
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(45,369)			(45,369)		1,914	$ (43,455)
Issuance in relation to public offering (in shares)
Share-based compensation - share options	4,118		4,118			9	$ 4,127
Share-based compensation - Long-term incentive plan ("LTIP")	1,303		1,303			3	1,306
Share-based compensation	5,421		5,421			12	5,433
LTIP-treasury shares acquired and held by Trustee	(346)		(346)				(346)
Transfer between reserves			39	(39)
Foreign currency translation adjustments	(157)				(157)	(22)	(179)
Balance at Jun. 30, 2019	347,890	$ 66,658	510,699	(229,067)	(400)	25,147	373,037
Balance (in shares) at Jun. 30, 2019		666,577
Balance at Dec. 31, 2019	288,012	$ 66,691	514,904	(289,734)	(3,849)	24,891	312,903
Balance (in shares) at Dec. 31, 2019		666,906
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(49,694)			(49,694)		1,448	(48,246)
Issuance in relation to public offering	118,341	$ 2,366	115,975				$ 118,341
Issuance in relation to public offering (in shares)		23,669					23,669
Issuance costs	(8,033)		(8,033)				$ (8,033)
Share-based compensation - share options	3,001		3,001			5	3,006
Share-based compensation - Long-term incentive plan ("LTIP")	5,217		5,217			(4)	5,213
Share-based compensation	8,218		8,218			1	8,219
LTIP-treasury shares acquired and held by Trustee	(12,904)		(12,904)				(12,904)
Dividend declared to a non-controlling shareholder of a subsidiary						(1,231)	(1,231)
Purchase of additional interests in a subsidiary of an equity investee (Note 7)	(139)		(52)	(83)	(4)	(35)	(174)
Transfer between reserves			17	(17)
Foreign currency translation adjustments	(1,681)				(1,681)	(146)	(1,827)
Balance at Jun. 30, 2020	$ 342,120	$ 69,057	$ 618,125	$ (339,528)	$ (5,534)	$ 24,928	$ 367,048
Balance (in shares) at Jun. 30, 2020		690,575